Stock Based Compensation (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Apr. 22, 2014	Dec. 31, 2012	Apr. 26, 2006
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	14,500	12,500	28,600
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 55,000	$ 0
Options, Exercised	(16,859)	(25,577)	(24,127)
Proceeds from Stock Options Exercised	$ 441,000	$ 691,000	$ 575,000
Remaining Life, Years	5 years 2 months 12 days
Average Exercise Price	$ 26.91	$ 26.74	$ 26.64		$ 26.27
Allocated Share-based Compensation Expense	$ 66,000	$ 154,000	$ 162,000
Future compensation expense of non-vested restricted stock outstanding	398,000	271,000
Unrecognized Salaries And Employee Benefits Expense	$ 71,000	$ 66,000	$ 157,000
Common Stock, Dividend Rate, Percentage			10.00%
Stock Issued During Period Shares Stock Options Exercised	16,859	25,577	24,127
Common Stock, Dividend Rate, Percentage			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	14,500	12,500	28,600
Net Income Reduction	$ 92,000	$ 146,000	$ 154,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 24.44
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 29.08
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated Share-based Compensation Expense	$ 55,000	$ 0	$ 0
Norwood Financial Corp 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						275,000
Options, Granted	7,423	12,500	28,600
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	7,423	12,500	28,600
Norwood Financial Corp 2006 Stock Option Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized						44,000
Options, Granted			4,000
Shares available for awards	4,057
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			4,000
Norwood Financial Corp 2014 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				250,000
Options, Granted	13,727
Shares available for awards	226,973
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	13,727
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Granted	7,077
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	7,077
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				42,000
Stock Issued During Period, Value, Restricted Stock Award, Gross		$ 9,300
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	192,173
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Officer [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for awards	31,250
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 4,250
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				40,000
Shares available for awards	34,800
Norwood Financial Corp 2014 Equity Incentive Plan [Member] | Outside Directors [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				8,000
Shares available for awards	2,800
Stock Issued During Period, Value, Restricted Stock Award, Gross	$ 2,400	$ 2,800